Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue recognized for the six months ended June 30, 2022 and 2021, was earned under the Company’s R&D Agreements and is summarized below based on the nature of payment type (in thousands):

Timing of Transfer of Goods or Services	License Fees	Reimbursements	R&D Services	Total
Over time
2022	$1,447	$168	$1,297	$2,912
2021	$3.390	$733	$1,009	$5,132

Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract Balances (in thousands):

	January 1, 2021	December 31, 2021	June 30, 2022
Receivables, included in accounts receivable, net	$428	$1,239	$1,466
Contract assets, included in prepaid expenses and other current assets	98	149	—
Contract liabilities included in deferred revenue, current and deferred revenue net of current portion	9,731	5,648	4,246

Disclosure of Change in Revenue From Contract With Customers
The following table summarizes unrecognized contract liabilities (remaining performance obligations) to be satisfied over the next one to three years, which are primarily related to (i) the combined performance obligation for the transfer of Company’s license and R&D services and (ii) conducting R&D activities which are a separate performance obligation in the Company’s contracts pursuant to research plans under the agreements (in thousands):

	June 30, 2022	December 31, 2021

Beginning balance	$5,648	$9,731
Upfront fees:
License fees	—	—
Recognized as revenue:
License fees	(1,298)	(3,548)
Reimbursements	(104)	(535)

Ending balance	$4,246	$5,648